Notes Payable (Details Narrative) (USD $)						6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013 Landolt Director [Member]	Jun. 30, 2012 Landolt Director [Member]	Jun. 30, 2013 First Line Capital [Member]	Dec. 31, 2012 First Line Capital [Member]	Jun. 30, 2013 Mr Sternheim CEO [Member]	Dec. 31, 2012 Mr Sternheim CEO [Member]	Dec. 31, 2012 Mendel Mochkin [Member]	Dec. 31, 2011 Mendel Mochkin [Member]
Principle balance due		$ 25,000	$ 25,000	$ 30,000	$ 30,000	$ 3,637	$ 50,020	$ 25,000	$ 25,000
Accrued interest		5.00%		15.00%	8.00%			5.00%	5.00%
Due date of note			January 2013		March 28, 2013
Accrued interest, Amount	97,785	3,771		3,542
Imputed interest						1,578	393
Due to raleted party							50,020
Notes payable	$ 46,783